CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid in capital CNY (¥)	Statutory reserves CNY (¥)	Retained earnings/(accumulated deficit) CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at the beginning at Jan. 01, 2018	¥ 52	¥ (52)
Balance at the beginning (in shares) at Jan. 01, 2018 | shares	786,827,490
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income				¥ (287)			¥ (287)
Sharebased compensation		6,802					6,802
Appropriation to statutory reserves			¥ 844	(844)
Foreign currency translation adjustments					¥ (14)		(14)
Interest waived upon loan conversion		122					122
Loan converted into VIE's preferred shares	¥ 6	4,994					5,000
Loan converted into VIE's preferred shares (in shares) | shares	90,276,120
Issuance of VIE's preferred shares	¥ 36	30,964					31,000
Issuance of VIE's preferred shares (in shares) | shares	559,711,960
Dividend declared to the Parent		(36,000)					(36,000)
Balance at the end at Dec. 31, 2018	¥ 94	6,830	844	(1,131)	(14)		6,623
Balance at the end (in shares) at Dec. 31, 2018 | shares	1,436,815,570
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income				47,748			47,748
Sharebased compensation		52,714					52,714
Appropriation to statutory reserves			156	(156)
Foreign currency translation adjustments					(805)		(805)
Balance at the end at Dec. 31, 2019	¥ 94	59,544	1,000	46,461	(819)		¥ 106,280
Balance at the end (in shares) at Dec. 31, 2019 | shares	1,436,815,570					1,436,815,570	1,436,815,570
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income				(128,101)		$ (19,631)	¥ (128,101)
Sharebased compensation		929,098					929,098
Deemed settlement of amount due to the Parent		600,000				91,954	600,000
Foreign currency translation adjustments					141	22	141
Others		1,215					1,215
Balance at the end at Dec. 31, 2020	¥ 94	¥ 1,589,857	¥ 1,000	¥ (81,640)	¥ (678)	$ 231,208	¥ 1,508,633
Balance at the end (in shares) at Dec. 31, 2020 | shares	1,436,815,570					1,436,815,570	1,436,815,570